Subsequent Events (Details) - USD ($)					12 Months Ended
	Apr. 13, 2026	Mar. 05, 2026	Jan. 21, 2026	Jan. 14, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Ordinary shares (in Shares)						34,198
Issuance and sale					$ 15,211,891
Forecast [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.25
Total purchase price	$ 950,000
Mr. Yingkai Xu [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchased shares (in Shares)	2,280,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance and sale			$ 20,300,000
Net proceeds			17,800,000
Issuance of cost			$ 79,400,000
Short-term loan		$ 710,000		$ 710,000
Interest rate		2.40%		2.25%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)					101,275
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance and sale	$ 3,800,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)			1,127,131
Purchased Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.002
Purchased Shares [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchased shares (in Shares)	1,520,000